(f)
Sprott Gold Equity Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 80.2%	Shares	Value
Gold Related Securities - 71.7%
Australia - 12.3%
Bellevue Gold Ltd.(a)	24,235,905	29,770,347
Evolution Mining Ltd.	9,573,421	22,333,844
Northern Star Resources Ltd.	2,809,120	26,488,180
Perseus Mining Ltd.	14,000,000	19,614,615
Regis Resources Ltd.(a)	2,500,000	3,282,679
		101,489,665
Bulgaria - 0.6%
Dundee Precious Metals, Inc.	616,890	4,690,832
		$–
Canada - 53.0%
Agnico Eagle Mines Ltd.	763,508	45,526,958
Alamos Gold, Inc. - Class A	2,464,200	36,346,950
B2Gold Corp.(b)	1,200,000	3,132,000
Calibre Mining Corp.(a)(b)	5,514,800	6,799,096
Equinox Gold Corp.(a)(b)	5,954,995	35,917,691
Falco Resources Ltd.(a)(c)	23,722,300	6,479,828
GoGold Resources, Inc.(a)	8,900,000	8,081,651
I-80 Gold Corp.(a)(b)(c)	15,840,264	20,815,525
I-80 Gold Corp.(a)(c)	1,000,000	1,239,482
International Tower Hill Mines Ltd.(a)(c)	6,100,222	4,206,103
International Tower Hill Mines Ltd.(a)(c)(d)	18,664,631	12,401,290
Jaguar Mining, Inc.(a)(b)(c)	5,709,459	11,043,359
K92 Mining, Inc.(a)	500,000	2,325,496
Lundin Gold, Inc.	1,050,000	14,759,145
Newmont Corp.(b)	100,000	3,584,000
Novagold Resources, Inc.(a)	2,030,800	6,092,400
OceanaGold Corp.	13,500,000	30,497,213
Osisko Development Corp.(a)	844,465	1,801,708
Osisko Gold Royalties Ltd.	2,177,300	35,732,441
Osisko Mining, Inc.(a)	15,884,239	32,599,892
Pan American Silver Corp.(b)	1,063,445	16,036,751
Seabridge Gold, Inc.(a)	1,000,000	15,120,000
SilverCrest Metals, Inc.(a)	4,056,600	27,043,002
Strategic Metals Ltd.(a)(c)	5,688,000	755,853
Torex Gold Resources, Inc.(a)	2,033,900	29,940,546
Victoria Gold Corp.(a)	2,064,600	10,090,179
Wesdome Gold Mines Ltd.(a)	3,065,200	22,832,578
		441,201,137
South Africa - 2.7%
Gold Fields Ltd. - ADR(b)	1,406,000	22,341,340
		$–
United Kingdom - 1.7%
Endeavour Mining PLC	691,683	14,046,674
		$–
United States - 1.4%
Contango ORE, Inc.(a)(c)(d)	463,200	9,194,520
Contango ORE, Inc.(a)(b)(c)	90,000	1,786,500
Electrum Ltd.(a)(e)(Originally acquired 12/21/07, cost $13,065,361)	2,127,287	-
ITH Ltd.(a)(c)(d)	962,684	641,138
		11,622,158
Total Gold Related Securities		595,391,806

Other Precious Metals Related Securities - 7.6%
Canada - 5.3%
MAG Silver Corp.(a)(b)	392,835	4,156,194
MAG Silver Corp.(a)(b)	1,107,665	11,685,455
Triple Flag Precious Metals Corp.	1,478,635	21,362,731
Triple Flag Precious Metals Corp.(b)	160,843	2,324,182
Vizsla Silver Corp.(a)	3,437,500	4,491,805
		44,020,367
United States - 2.3%
Gatos Silver, Inc.(a)	2,039,548	17,111,808
Sunshine Silver Mining and Refining(a)(e)(Originally acquired 03/15/11, cost $4,525,333)	243,691	1,993,392
		19,105,200
Total Other Precious Metals Related Securities		63,125,567

Other Securities - 0.9%
United States - 0.9%
Gold Bullion International LLC(a)(c)(e) (Originally acquired 05/12/07, cost $5,000,000)	5,000,000	6,900,000
I-Pulse, Inc.(a)(e)(Originally acquired 10/09/07, cost $126,097)	74,532	756,500
		7,656,500
Total Other Securities		7,656,500
TOTAL COMMON STOCKS (Cost $681,614,928)		666,173,873

GOLD BULLION - 16.3%	Ounces	Value
Gold Bullion - 16.3%
United States - 16.3%
Gold Bullion(a)	60,511	134,932,599
TOTAL GOLD BULLION (Cost $24,514,462)		134,932,599

PRIVATE FUNDS - 1.9%	Shares	Value
Tocqueville Bullion Reserve LP(a)(c)	7,619	15,485,717
TOTAL PRIVATE FUNDS (Cost $13,795,735)		15,485,717

CONVERTIBLE BONDS - 0.6%	Par	Value
Gold Related Securities - 0.6%
Canada - 0.6%
I-80 Gold Corp., 8.00%, 02/22/2027 (a)(c)(e)(Originally acquired 02/17/23, cost $4,918,501)	4,918,501	4,600,611
TOTAL CONVERTIBLE BONDS (Cost $4,918,501)		4,600,611

WARRANTS - 0.0%(f)	Contracts	Value
Gold Related Securities - 0.0%(f)
Canada — 0.0%(f)
Falco Resources Ltd., Expires 07/31/2025, Exercise Price $0.55(a)(c)(d)	3,750,000	68,103
Osisko Development Corp., Expires 03/02/2027, Exercise Price $22.80(a)	499,999	35,990
Osisko Mining, Inc., Expires 08/28/2024, Exercise Price $4.00(a)	300,000	8,195
		112,288
United States — 0.0%(f)
Contango ORE, Inc., Expires 05/09/2026, Exercise Price $30.00(a)(c)(d)	100,000	242,660
Total Gold Related Securities		354,948

Other Precious Metals Related Securities - 0.0%(f)
Canada — 0.0%(f)
Nickel Creek Platinum Corp., Expires 07/01/2024, Exercise Price $0.08(a)(d)	1,658,293	-
Vizsla Silver Corp., Expires 11/15/2024, Exercise Price $2.00(a)	1,718,750	203,908
		203,908
Total Other Precious Metals Related Securities		203,908
TOTAL WARRANTS (Cost $0)		558,856

SHORT-TERM INVESTMENTS - 7.3%
Investments Purchased with Proceeds from Securities Lending - 6.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.44%(g)	51,582,555	51,582,555

Money Market Funds - 1.1%	Shares
Invesco Treasury Portfolio - Class Institutional, 5.21%(g)	9,105,105	9,105,105

TOTAL SHORT-TERM INVESTMENTS (Cost $60,687,660)		60,687,660

TOTAL INVESTMENTS - 106.3% (Cost $785,531,286)		$882,439,316
Liabilities in Excess of Other Assets - (6.3)%		(52,402,543)
TOTAL NET ASSETS - 100.0%		$830,036,773

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
This security or a partial position of this security is on loan as of March 31, 2024. The total market value of securities on loan as of March 31, 2024 was $51,461,452. The loaned securities were secured with cash collateral of $51,582,555. Shares of the Mount Vernon Liquid Assets Portfolio LLC were purchased with proceeds from cash collateral received from securities on loan. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(c)	Affiliated company as defined by the Investment Company Act of 1940.
(d)	Security considered restricted. The total market value of these securities was $22,547,711 which represented 2.7% of net assets as of March 31, 2024.
(e)
Security is fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed a Level 3 security. The aggregate value of fair valued securities as of March 31, 2024 is $14,250,503, which represented 1.7% of net assets.

(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day effective yield as of March 31, 2024.

1) Fair Value Hierarchy

Sprott Gold Equity Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security. When using the mean between the latest bid and ask price, the security will be classified as Level 2. Gold bullion is valued using the latest available price on the valuation day and is classified as Level 1.

Investment in mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Warrants and rights for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the Valuation Committee pursuant to the Fair Value Policies and Procedures. These securities will generally be classified as Level 2 securities. If the warrant or right is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities.

Investments classified within Level 3 have significant unobservable inputs used by Sprott Asset Management USA, Inc. (the "Adviser") in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

For securities traded principally on foreign exchanges, the Fund may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of the Fund’s NAV, which the Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Fund may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE. Fair value pricing may also be used to value restricted securities held by the Fund or securities with little or no trading activity for extended periods of time. Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The following is a summary of the inputs used to value the Fund's investments at March 31, 2024.

Sprott Gold Equity Fund (a)

Investments in Securities at Value	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Gold Related	$ -	$ 593,511,186	$ 1,880,620	$ -	$ 595,391,806
Other Precious Metals Related	-	61,132,175	-	1,993,392	63,125,567
Other	-	-	-	7,656,500	7,656,500
Total Common Stocks	-	654,643,361	1,880,620	9,649,892	666,173,873

Gold Bullion	-	134,932,600	-	-	134,932,600
Private Fund (b)(c)	15,485,717	-	-	-	15,485,717
Convertible Bond	-	-	-	4,600,611	4,600,611
Warrants	-	-	558,856	-	558,856
Money Market Fund	-	9,105,105	-	-	9,105,105
Investments Purchased with Proceeds from Security Lending (b)	51,582,555	-	-	-	51,582,555

Total Assets	$ 67,068,272	$ 798,681,066	$ 2,439,476	$ 14,250,503	$ 882,439,316

(a) For a detailed sector breakdown, please see the accompanying Schedule of Investments.
(b) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the Schedule of Investments.

(c)As of March 31, 2024, the Fund invests in a private fund that primarily invests in physical gold and is subject to redemption restrictions. This private fund investment can only be disposed of with notice given 24 hours in advance of redemption. Due to the elapsed time, the investment of the Fund is not subject to any redemption fees going forward.

Below is a reconciliation that details the activity of securities in Level 3:

Sprott Gold Equity Fund
Balance as of December 31, 2023	$ 14,190,629
Purchases	97,492
Sales	-
Realized Gain/(Loss)	-
Change in Unrealized Appreciation/(Depreciation)	(37,618)
Transfer in/out of Level 3	-
Balance as of March 31, 2024	$ 14,250,503

As of March 31, 2024 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $(37,618).

2) Transactions with Affiliates*

The following issuers are Portfolio affiliates of the Fund; that is, the Adviser controlled the company or held 5% or more of the outstanding voting securities during the period from January 1, 2024 through March 31, 2024. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	January 1, 2024		Additions		Reductions		March 31, 2024	Interest	Dividend	Realized	Change in Gross Unrealized	March 31, 2024
Issuer Name	Share/Principal Balance	Cost	Share/Principal Balance	Cost	Share/Principal Balance	Cost	Share/Principal Balance	Income	Income	Gain/(Loss)	Appreciation/(Depreciation)	Value	Cost

Sprott Gold Equity Fund

Common Stock - Gold Related Securities
Contango ORE, Inc. (a)	200,000	$ 4,200,000	-	$ -	(110,000)	$ (2,490,000)	90,000	$ -	$ -	$ -	$ 175,050	$ 1,786,500	$ 1,710,000
Contango ORE, Inc. (a)(b)	353,200	6,710,800	110,000	2,490,000	-	-	463,200	-	-	-	787,518	9,194,520	9,200,800
Falco Resources Ltd. (a)	23,722,300	14,359,879	-	-	-	-	23,722,300	-	-	-	4,420,989	6,479,828	14,359,879
I-80 Gold Corp. (a)	16,840,264	32,550,285	-	-	(1,000,000)	(2,060,304)	15,840,264	-	-	(319,343)	(6,736,499)	20,815,525	30,489,981
I-80 Gold Corp. (a)	-	-	1,000,000	1,331,115	-	-	1,000,000	-	-	-	(91,633)	1,239,482	1,331,115
International Tower Hill Mines Ltd. (a)	6,100,222	21,566,291	-	-	-	-	6,100,222	-	-	-	637,473	4,206,103	21,566,291
International Tower Hill Mines Ltd. (a)(b)	18,664,631	35,619,856	-	-	-	-	18,664,631	-	-	-	1,555,084	12,401,290	35,619,856
ITH Ltd. (a)(b)	-	-	962,684	639,222	-	-	962,684	-	-	-	1,916	641,138	639,222
Jaguar Mining, Inc. (a)	5,709,459	3,621,672	-	-	-	-	5,709,459	-	-	-	3,459,760	11,043,359	3,621,672
Strategic Metals Ltd. (a)	6,853,500	9,827,021	-	-	(1,165,500)	(1,671,175)	5,688,000	-	-	(1,508,070)	1,392,575	755,853	8,155,846
Common Stock - Other Securities
Gold Bullion International (a)	5,000,000	5,000,000	-	-	-	-	5,000,000	-	-	-	-	6,900,000	5,000,000
Private Fund
Tocqueville Bullion Reserve LP - Class G (a)(c)	7,619	13,795,735	-	-	-	-	7,619	-	-	-	896,148	15,485,717	13,795,735
Convertible Bond
I-80 Gold Corp. (a)	4,821,010	4,821,010	97,491	97,491	-	-	4,918,501	-	97,265	-	(37,617)	4,600,611	4,918,501
Warrants - Gold Related Securities
Contango ORE, Inc. (a)(b)	100,000	-	-	-	-	-	100,000	-	-	-	43,100	242,660	-
Falco Resources Ltd. (a)(b)	3,750,000	-	-	-	-	-	3,750,000	-	-	-	67,821	68,103	-
		$ 152,072,549		$ 4,557,828		$ (6,221,479)		$ -	$ 97,265	$ (1,827,413)	$ 6,571,685	$ 95,860,689	$ 150,408,898
Securities no longer affiliated at March 31, 2024												$ -	$ -
Securities affiliated at March 31, 2024												$ 95,860,689	$ 150,408,898

* All affiliates listed are neither majority-owned subsidiaries or other controlled companies.
(a) Non-income producing security
(b) Denotes a security that is either fully or partially restricted for sale.
(c) Tocqueville Bullion Reserve ("TBR") is a Delaware Limited Partnership created for the purpose of owning physical gold. John Hathaway is an independent Director of the TBR Cayman entities and is a TBR limited partner.